Masters’ Select Funds Trust
Supplement dated September 12, 2007
to Prospectus of The Masters’ Select Funds dated April 30, 2007

Opening of The Masters’ Select International Fund to New Investor Purchases

•	Effective September 12, 2007, The Masters’ Select International Fund is re-opened to new investors. All references to the Fund closing in the Prospectus dated April 30, 2007 are hereby deleted.

Management will monitor the level of new inflows and reserves the right to close the Fund again in the future.